                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MONEY MARKET FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                         SHARES/PAR                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 15.0%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 15.0%
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, NY, 5.31%, due 1/22/07                                                  $   36,425,000            $   36,425,000
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, NY, 5.31%, due 2/28/07                                                          40,900,000                40,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Fortis Bank, NY, 5.32%, due 12/12/06                                                           38,303,000                38,303,000
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford CT Branch, 5.355%, due 3/06/07                                                37,768,000                37,768,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                           $  153,396,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 81.0% (y)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.26%, due 12/20/06 - 1/04/07 (t)                                    $   40,634,000            $   40,433,167
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   40,433,167
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 5.24%, due 1/04/07                                              $   15,976,000            $   15,896,937
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., 5.26%, due 12/08/06 (t)                                                       $    7,000,000            $    6,992,841
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 58.0%
-----------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 5.27%, due 1/09/07 - 1/11/07 (t)                                       $   40,013,000            $   39,780,346
-----------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 5.26%, due 1/10/07 (t)                                                        613,000                   609,417
-----------------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 5.26%, due 12/08/06 - 1/22/07 (t)                                     40,255,000                40,075,944
-----------------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 5.27%, due 1/12/07 (t)                                                   534,000                   530,717
-----------------------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 5.27%, due 1/08/07 (t)                                                                 810,000                   805,494
-----------------------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 5.25%, due 2/06/07 (t)                                                              35,946,000                35,594,778
-----------------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 5.25%, due 12/08/06 - 1/05/07 (t)                                             11,746,000                11,715,577
-----------------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 5.27%, due 1/04/07 - 1/12/07 (t)                                              28,767,000                28,606,527
-----------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.26%, due 12/06/06 (t)                                                               501,000                   500,634
-----------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.27%, due 1/11/07 (t)                                                             10,928,000                10,862,411
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 5.27%, due 1/12/07 (t)                                    11,051,000                10,983,055
-----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust, 5.265%, due 12/08/06                                                         40,094,000                40,052,954
-----------------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 5.265%, due 1/12/07 (t)                                                 14,500,000                14,410,934
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 5.27%, due 1/08/07 (t)                                     6,085,000                 6,051,151
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 5.25%, due 2/14/07 (t)                                    34,910,000                34,528,172
-----------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 5.265%, due 12/12/06 (t)                                                           2,296,000                 2,292,306
-----------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 5.25%, due 1/18/07 (t)                                                            29,602,000                29,394,786
-----------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 5.26%, due 2/05/07 (t)                                                               504,000                   499,140
-----------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Co. LLC, 5.27%, due 1/11/07 (t)                                         13,608,000                13,526,326
-----------------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 5.25%, due 1/25/07 (t)                                               25,157,000                24,955,220
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.255%, due 12/08/06 (t)                                                 17,278,000                17,260,345
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.27%, due 1/03/07 (t)                                                    3,928,000                 3,909,024
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 5.26%, due 1/04/07 - 1/12/07 (t)                                         19,369,000                19,259,476
-----------------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.25%, due 12/08/06 (t)                                                20,305,000                20,284,272
-----------------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.26%, due 1/04/07 (t)                                                 20,379,000                20,277,762
-----------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 5.25%, due 1/16/07 - 1/30/07 (t)                                          38,886,000                38,594,719
-----------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.24%, due 1/08/07 (t)                                            34,000,000                33,811,942
-----------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.26%, due 1/24/07 (t)                                             7,000,000                 6,944,770
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank, 5.23%, due 1/08/07                                                                    7,588,000                 7,546,110
-----------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.26%, due 12/20/06 (t)                                                  775,000                   772,849
-----------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.25%, due 1/10/07 - 1/16/07 (t)                                      24,345,000                24,188,017
-----------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.27%, due 1/12/07 (t)                                                15,954,000                15,855,909
-----------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.26%, due 12/28/06 (t)                                                14,000,000                13,944,770
-----------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.24%, due 12/29/06 (t)                                                25,387,000                25,283,534
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  593,709,388
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.24%, due 12/18/06 (t)                                                     $   38,449,000            $   38,353,860
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.9%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.25%, due 12/27/06                                      $    9,583,000            $    9,546,664
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 5.25%, due 12/06/06                                                 2,651,000                 2,649,067
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 5.245%, due 1/16/07                                                27,754,000                27,567,994
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 5.26%, due 1/30/07                                                 10,430,000                10,338,564
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   50,102,289
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.2%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.245%, due 1/16/07                                               $    4,097,000            $    4,069,542
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 5.25%, due 12/15/06 - 1/22/07 (t)                                              38,906,000                38,798,858
-----------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 5.25%, due 1/26/07                                                26,700,000                26,481,950
-----------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 5.23%, due 2/28/07                                                14,673,000                14,483,280
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   83,833,630
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                                $  829,322,112
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 11/30/06, due 12/01/06, total to be received $13,211,948
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost                                    $   39,526,000            $   39,526,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                     $1,022,244,112
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                     1,110,508
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $1,023,354,620
-----------------------------------------------------------------------------------------------------------------------------------
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

Cost of investments for federal income tax purposes is $1,022,244,112.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) GOVERNMENT MONEY MARKET FUND

11/30/06
Quarterly portfolio holdings

M F S(R)
INVESTMENT MANAGEMENT

MFS Government Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                         SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 89.9% (y)
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.21%, due 12/13/06                                                                $1,000,000      $   998,263
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, due 12/27/06                                                                   513,000          511,114
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.16%, due 12/27/06 - 1/24/07                                                       2,013,000        1,998,833
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.155%, due 12/29/06                                                                1,000,000          995,991
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, due 1/03/07 - 1/05/07                                                         1,540,000        1,532,517
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.17%, due 1/05/07                                                                  1,000,000          994,974
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, due 3/07/07                                                                    335,000          330,480
--------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.13%, due 1/16/07                                                                  1,000,000          993,445
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.17%, due 12/05/06 - 2/06/07                                                      1,245,000        1,242,069
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.15%, due 12/12/06                                                                1,000,000          998,426
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.14%, due 12/19/06                                                                  324,000          323,167
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.093%, due 12/26/06                                                               1,000,000          996,463
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.115%, due 12/27/06                                                               1,000,000          996,306
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.06%, due 1/18/07                                                                   686,000          681,372
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.16%, due 2/06/07                                                                   900,000          891,357
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.145%, due 12/06/06                                                    1,000,000          999,285
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.16%, due 1/05/07                                                      1,000,000          994,983
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.13%, due 1/17/07                                                        400,000          397,321
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.15%, due 2/02/07                                                      1,000,000          990,987
--------------------------------------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS, AT AMORTIZED COST AND VALUE                                        $17,867,353
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.9%
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 11/30/06, due 12/1/06, total to be received $1,970,291
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost                                        $1,970,000      $ 1,970,000
--------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                               $19,837,353
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                               49,362
--------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                          $19,886,715
--------------------------------------------------------------------------------------------------------------------------

(y) The rate shown represents an annualized yield at time of purchase.

Cost of investments for federal income tax purposes is $19,837,353.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) MID CAP GROWTH FUND

11/30/06
Quarterly portfolio holdings

M F S(R)
INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

----------------------------------------------------------------------------------------------------------------
ISSUER                                                                           SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
----------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.0%
----------------------------------------------------------------------------------------------------------------
Precision Castparts Corp. (l)                                                        190,020      $   14,338,909
----------------------------------------------------------------------------------------------------------------
AIRLINES - 2.0%
----------------------------------------------------------------------------------------------------------------
AMR Corp. (a)(l)                                                                     530,087      $   16,941,581
----------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc. (a)(l)                                                    279,940          11,376,762
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   28,318,343
----------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.6%
----------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                      137,450      $    5,939,215
----------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                            632,032          31,178,139
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   37,117,354
----------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
----------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (a)(l)                                                    376,740      $    6,348,069
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
----------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                               257,020      $   17,582,738
----------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
----------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                                19,332      $    1,973,991
----------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc., "A"                                       39,440          21,124,064
----------------------------------------------------------------------------------------------------------------
Investment Technology Group (a)                                                      145,780           5,466,750
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   28,564,805
----------------------------------------------------------------------------------------------------------------
1BUSINESS SERVICES - 7.2%
----------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                                                       35,590      $    2,303,029
----------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                      724,120          27,914,826
----------------------------------------------------------------------------------------------------------------
CheckFree Corp. (a)                                                                  250,194          10,460,611
----------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                        364,465          29,725,765
----------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                        225,413          21,328,578
----------------------------------------------------------------------------------------------------------------
Equinix, Inc. (a)(l)                                                                   5,013             382,592
----------------------------------------------------------------------------------------------------------------
TALX Corp. (l)                                                                       388,651           9,696,842
----------------------------------------------------------------------------------------------------------------
                                                                                                  $  101,812,243
----------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.8%
----------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                                                457,160      $    6,295,093
----------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                     221,000           6,455,410
----------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                           1,030,320           9,592,279
----------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                              78,937           2,670,439
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   25,013,221
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.0%
----------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                           67,000      $    1,922,230
----------------------------------------------------------------------------------------------------------------
NVR, Inc. (a)(l)                                                                      38,174          22,713,530
----------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc. (l)                                                                336,600          11,356,884
----------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                 325,370          20,351,894
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   56,344,538
----------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 6.7%
----------------------------------------------------------------------------------------------------------------
Alberto Culver Co.                                                                   216,620      $    4,347,563
----------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                  331,180          10,809,715
----------------------------------------------------------------------------------------------------------------
Brink's Co. (l)                                                                      135,964           7,633,019
----------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                         570,558          23,558,340
----------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                                   341,120          23,390,598
----------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                                          454,452          19,836,830
----------------------------------------------------------------------------------------------------------------
NutriSystem, Inc (a)(l)                                                               80,160           5,535,048
----------------------------------------------------------------------------------------------------------------
Sotheby's                                                                              4,610             143,325
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   95,254,438
----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.4%
----------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                            518,650      $   33,753,742
----------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                  197,990          14,326,556
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   48,080,298
----------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.8%
----------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. (a)                                                              258,010      $    4,623,539
----------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. (l)                                                                 197,440          10,201,725
----------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (a)                                                  176,430           7,021,914
----------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. (a)(l)                                                        748,140          23,356,931
----------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                    453,845          20,150,718
----------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (a)                                                                    73,000           1,865,150
----------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. (a)(l)                                                    138,493           5,244,730
----------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. (a)                                  252,280          10,023,084
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   82,487,791
----------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.3%
----------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                           643,633      $   32,355,431
----------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.0%
----------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                            13,620      $      702,792
----------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
----------------------------------------------------------------------------------------------------------------
Warner Music Group Corp.                                                              48,800      $    1,240,496
----------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.7%
----------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                           311,860      $    9,767,455
----------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.9%
----------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                         1,217,122      $   26,119,438
----------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 6.9%
----------------------------------------------------------------------------------------------------------------
International Game Technology                                                        796,040      $   34,850,631
----------------------------------------------------------------------------------------------------------------
MGM Mirage (a)(l)                                                                    583,160          31,356,513
----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)(l)                                                    602,760          22,284,037
----------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (a)(l)                                                          243,808           7,592,181
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc. (l)                                                             12,310             837,572
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   96,920,934
----------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 3.7%
----------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                 455,459      $   15,572,143
----------------------------------------------------------------------------------------------------------------
Humana, Inc. (a)                                                                     453,367          24,527,155
----------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. (a)                                                      192,180          12,409,063
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   52,508,361
----------------------------------------------------------------------------------------------------------------
INSURANCE - 3.1%
----------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                             267,200      $   15,187,648
----------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                        623,620          20,454,736
----------------------------------------------------------------------------------------------------------------
MGIC Investment Corp. (l)                                                             93,710           5,431,432
----------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                  39,530           2,811,374
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   43,885,190
----------------------------------------------------------------------------------------------------------------
INTERNET - 1.5%
----------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (a)(l)                                                          1,883,112      $   21,655,788
----------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.4%
----------------------------------------------------------------------------------------------------------------
Cummins, Inc. (l)                                                                    213,680      $   25,624,506
----------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                          102,000           7,862,160
----------------------------------------------------------------------------------------------------------------
Navistar International Corp. (a)                                                     165,070           5,280,589
----------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp. (l)                                                             58,310           4,867,719
----------------------------------------------------------------------------------------------------------------
Timken Co.                                                                           141,760      $    4,215,942
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   47,850,916
----------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.3%
----------------------------------------------------------------------------------------------------------------
Emdeon Corp. (a)(l)                                                                1,984,994      $   23,522,179
----------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (a)                                                             815              68,990
----------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                        85,710           4,234,074
----------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)                                                                 140,616           4,533,460
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   32,358,703
----------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 7.1%
----------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                 450,340      $   15,766,403
----------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                    154,810           8,355,096
----------------------------------------------------------------------------------------------------------------
Cytyc Corp. (a)                                                                      728,629          19,104,652
----------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                         438,370          13,997,154
----------------------------------------------------------------------------------------------------------------
Immucor, Inc. (a)                                                                    351,686           9,460,353
----------------------------------------------------------------------------------------------------------------
Mentor Corp. (l)                                                                     100,700           5,029,965
----------------------------------------------------------------------------------------------------------------
Waters Corp. (a)                                                                     558,154          27,930,026
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   99,643,649
----------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.0%
----------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"                                            456,438      $   28,696,257
----------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.3%
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                1,166,120      $   32,371,491
----------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
----------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. (a)(l)                                             165,680      $    5,293,476
----------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.2%
----------------------------------------------------------------------------------------------------------------
Cameron International Corp. (a)                                                      346,970      $   18,847,410
----------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                  193,580          11,614,800
----------------------------------------------------------------------------------------------------------------
Smith International, Inc. (l)                                                        338,220          14,326,999
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   44,789,209
----------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.0%
----------------------------------------------------------------------------------------------------------------
First Marblehead Corp. (l)                                                           320,890      $   24,015,408
----------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc. (l)                                                            205,629           9,448,653
----------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                               218,478           8,688,870
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   42,152,931
----------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 3.3%
----------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A" (a)                                                 367,850      $   25,374,293
----------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                          268,990          10,547,098
----------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (a)(l)                                                 1,051,683          10,779,751
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   46,701,142
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.7%
----------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                       109,150      $   12,724,707
----------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                              832,757          22,576,042
----------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                                        189,330           2,614,647
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   37,915,396
----------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
----------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT                                                            139,590      $    3,799,640
----------------------------------------------------------------------------------------------------------------
Corrections Corp. America (a)                                                         61,120           2,777,904
----------------------------------------------------------------------------------------------------------------
                                                                                                  $    6,577,544
----------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.2%
----------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                    275,560      $   16,861,516
----------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.3%
----------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                        284,170      $   17,732,208
----------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.8%
----------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                571,413      $   17,279,529
----------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc. (l)                                                         295,720          15,078,763
----------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                 883,130          27,986,390
----------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. (l)                                                            253,820           8,051,170
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   68,395,852
----------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.2%
----------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                        244,770      $    9,269,440
----------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                         410,902          21,140,908
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   30,410,348
----------------------------------------------------------------------------------------------------------------
TRUCKING - 0.1%
----------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc. (l)                                                               24,196      $      721,041
----------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.3%
----------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                     255,700      $   17,543,577
----------------------------------------------------------------------------------------------------------------
Covanta Holding Corp. (a)                                                              5,270             116,362
----------------------------------------------------------------------------------------------------------------
                                                                                                  $   17,659,939
----------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                             $1,402,550,250
----------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
----------------------------------------------------------------------------------------------------------------
General Electric Co., 5.31%, due 12/01/06 (y)                                   $ 10,561,000      $   10,561,000
----------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.4%
----------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                 202,543,700      $  202,543,700
----------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                               $1,615,654,950
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.5)%                                                            (204,720,221
----------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                             $1,410,934,729
----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
REIT              Real Estate Investment Trust

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP GROWTH FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                       $1,483,589,794
                                                     ==============
Gross unrealized appreciation                        $  174,802,669
Gross unrealized depreciation                           (42,737,513)
                                                     --------------
Net unrealized appreciation (depreciation)           $  132,065,156
                                                     ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) MUNICIPAL BOND FUND

11/30/06
Quarterly portfolio holdings

M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                              SHARES/PAR          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.9%
-----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien Passenger Facility D),
AMBAC, 5.5%, 2019                                                                                   $ 1,845,000      $    1,985,300
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B),
FSA, 5.75%, 2022(u)                                                                                   6,125,000           6,799,301
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., XLCA, 6%, 2029(u)                                     6,000,000           6,772,020
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                       3,395,000           3,637,743
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017(u)                                            5,000,000           5,429,800
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Local Public Improvement (Airport Authority Project), "I", MBIA, 5%, 2034             700,000             735,049
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6.125%, 2010(c)                                               1,500,000           1,624,440
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013(c)                                                  2,725,000           3,632,343
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal
One Group), 5.5%, 2024                                                                                  680,000             743,947
-----------------------------------------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International
Airport), MBIA, 5.875%, 2013                                                                          1,485,000           1,573,551
-----------------------------------------------------------------------------------------------------------------------------------
Port of Seattle, WA, Rev., XLCA, 5%, 2027                                                             1,685,000           1,807,685
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   34,741,179
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5.7%, 2025                             $ 2,355,000      $    2,583,600
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2010(c)                                                                    3,785,000           4,147,906
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, AMBAC, 5.5%, 2018(u)                                                                    11,800,000          13,349,104
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", FGIC, ETM, 7%, 2009(c)                                            7,000,000           7,350,490
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ETM, 6.5%, 2008(c)                                                     6,245,000           6,528,273
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.375%, 2017(u)                                                        5,740,000           6,195,986
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                       800,000             876,192
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017(u)                                                      2,300,000           2,655,097
-----------------------------------------------------------------------------------------------------------------------------------
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                           2,460,000           2,642,581
-----------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009(c)                                                                     830,000             903,928
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010(c)                                                                   1,000,000           1,109,860
-----------------------------------------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                                         6,000,000           6,136,260
-----------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009(c)                                                             3,315,000           3,621,969
-----------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                               1,860,000             586,272
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 7.5%, 2007                                                                           955,000             956,366
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, FGIC, 5.75%, 2007(c)                                                                    8,500,000           8,748,030
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Urban Development Corp., 5.5%, 2008(c)                                                  1,325,000           1,366,592
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Urban Development Corp., 5.5%, 2016                                                    13,365,000          13,646,333
-----------------------------------------------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5%, 2017                                                                        100,000             110,010
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2010                                                                             2,990,000           3,096,504
-----------------------------------------------------------------------------------------------------------------------------------
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                                2,000,000           2,188,100
-----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(c)                                                                     1,835,000             949,172
-----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(c)                                                                     3,150,000           1,328,954
-----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2013                                                                       5,000,000           5,535,600
-----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.1%, 2034                                                                       5,000,000           5,132,000
-----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2012(u)                                                                   11,650,000          12,363,097
-----------------------------------------------------------------------------------------------------------------------------------
State of California, XLCA, 5.75%, 2017(u)                                                            13,750,000          14,773,000
-----------------------------------------------------------------------------------------------------------------------------------
State of Illinois, MBIA, 5.5%, 2025                                                                     390,000             410,362
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6.75%, 2010                                                                      3,880,000           4,241,267
-----------------------------------------------------------------------------------------------------------------------------------
State of Washington, 6%, 2012                                                                         4,360,000           4,876,965
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  138,409,870
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009(c)                                                                 $   910,000      $      965,847
-----------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2019                                                                         90,000              95,170
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5%, 2010                                                                3,095,000           3,385,744
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, MBIA, ETM, 6.5%, 2010(c)                                                        2,905,000           3,182,892
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems,
"A", XLCA, 7%, 2021                                                                                  10,185,000          12,856,627
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, General Transportation Systems,
"C", XLCA, 6.1%, 2013                                                                                10,200,000          11,631,264
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   32,117,544
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 9.8%
-----------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                                 $ 1,700,000      $      697,255
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                                    3,000,000           3,106,320
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                                    5,160,000           5,434,770
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                                   20,295,000          23,198,606
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, FGIC, 5.25%, 2019(u)                                                10,000,000          11,420,400
-----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7%, 2010                                                4,000,000           4,435,240
-----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                              1,345,000             397,232
-----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                              1,015,000             254,329
-----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                              1,250,000             281,100
-----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                        705,000             245,784
-----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                      1,350,000             458,339
-----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                      1,340,000             397,591
-----------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                              2,360,000           2,583,799
-----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                              1,735,000           2,095,325
-----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014(c)                                        265,000             353,399
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(c)                                                        865,000             943,715
-----------------------------------------------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                                   1,000,000           1,063,880
-----------------------------------------------------------------------------------------------------------------------------------
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                            1,000,000           1,069,460
-----------------------------------------------------------------------------------------------------------------------------------
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                          2,505,000             976,123
-----------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(c)                                                   1,345,000           1,495,788
-----------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(c)                                                 1,245,000           1,378,713
-----------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, XLCA, 5.625%, 2035                                                                   1,150,000           1,295,130
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2028                                      3,755,000           3,785,753
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2030                                      1,020,000           1,026,814
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014(c)                    1,765,000             652,168
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014(c)                    1,570,000             545,481
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                         970,000             409,020
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                         970,000             387,825
-----------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010(c)                                                      1,150,000           1,249,705
-----------------------------------------------------------------------------------------------------------------------------------
Lane County, OR, School District, 6.25%, 2010(c)                                                      1,000,000           1,086,700
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, "N", PSF, 0%, 2029                                                                          4,000,000           1,272,920
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026                                                                              3,280,000           1,240,168
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                              3,320,000             936,406
-----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                               4,885,000           2,521,979
-----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                                785,000             961,083
-----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                                785,000             965,315
-----------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                  3,885,000           1,447,279
-----------------------------------------------------------------------------------------------------------------------------------
Prosper, TX, Independent School District, Capital Appreciation School Building,
"N", PSF, 0%, 2031                                                                                    1,760,000             510,382
-----------------------------------------------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013(c)                  2,200,000           2,404,754
-----------------------------------------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, Capital Appreciation, "C", PSF, 0%, 2009(c)                1,910,000           1,332,282
-----------------------------------------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation,
"N", PSF, 0%, 2014                                                                                       90,000              62,430
-----------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2014(c)                                     2,000,000           2,273,080
-----------------------------------------------------------------------------------------------------------------------------------
San Marcos, TX, Independent School District, PSF, 5.625%, 2014(c)                                     2,000,000           2,273,080
-----------------------------------------------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                          2,500,000           2,643,450
-----------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital Appreciation,
School Building, "A", PSF, 0%, 2027                                                                   2,050,000             780,845
-----------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital Appreciation,
School Building, "A", PSF, 0%, 2029                                                                     775,000             265,399
-----------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital Appreciation,
School Building, "A", PSF, 0%, 2030                                                                   1,130,000             366,380
-----------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                          1,900,000           2,060,683
-----------------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                          2,000,000           2,165,240
-----------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                              3,955,000           4,245,930
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  103,454,849
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 16.1%
-----------------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025                        $ 1,000,000      $    1,078,260
-----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                        1,000,000           1,036,060
-----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                          1,750,000           1,817,690
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011(c)                                                                                       1,250,000           1,432,150
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2028                                       2,440,000           2,482,700
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic Healthcare), MBIA, ETM, 5.25%, 2019(c)                 6,750,000           6,953,243
-----------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2018             1,000,000           1,035,970
-----------------------------------------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.), 5.25%, 2020             4,345,000           4,454,233
-----------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034            5,000,000           5,423,350
-----------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
System, Inc.), 5.5%, 2031                                                                             1,555,000           1,633,574
-----------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                               1,575,000           1,644,237
-----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. "A" (Texas Children's
Hospital), 5.375%, 2015                                                                               4,300,000           4,510,958
-----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial
Herman Healthcare), 6.375%, 2011(c)                                                                   2,000,000           2,247,840
-----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems),
"C", 5.25%, 2036                                                                                      1,620,000           1,743,428
-----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2011(c)                                                                                           1,000,000           1,117,620
-----------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                              2,595,000           2,746,730
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012                   1,600,000           1,648,800
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024                 5,500,000           5,599,330
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010(c)             1,800,000           1,988,370
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                       6,500,000           6,956,755
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                    2,650,000           2,834,599
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital
Associates), 6%, 2024                                                                                 1,165,000           1,262,802
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                     1,975,000           2,078,273
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                            2,400,000           2,544,648
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev., "A" (Advocate Health) MBIA, 5.7%, 2011                       660,000             681,562
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 5%, 2039            910,000             952,970
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital
Project), "N", AMBAC, 5%, 2025                                                                        5,980,000           6,376,713
-----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Deaconess Hospital) "A",
AMBAC, 5.375%, 2034                                                                                   2,075,000           2,259,468
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016            2,195,000           2,363,905
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010(c)               1,865,000           2,079,046
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare),
"A", 6.5%, 2020                                                                                       2,885,000           3,146,814
-----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                             2,610,000           2,733,192
-----------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care "A", 5.75%, 2015                                                     1,000,000           1,085,370
-----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B", 5.875%, 2032               2,200,000           2,373,074
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033           1,115,000           1,195,748
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of
Maryland Medical System), 6.75%, 2010(c)                                                              1,000,000           1,115,970
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A", 5.7%, 2015       2,550,000           2,661,384
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), "C", 5.75%, 2021                                                                            1,500,000           1,638,255
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount Clement), MBIA, 5.75%, 2017                     2,900,000           3,059,993
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), MBIA,
ETM, 5.375%, 2014(c)                                                                                    515,000             548,609
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., "A" (Crittenton), 5.625%, 2027                              1,000,000           1,080,240
-----------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial
Hospital Corp.), 5.5%, 2035                                                                           2,325,000           2,460,245
-----------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                            750,000             812,753
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital &
Clinic), 5.25%, 2031                                                                                    440,000             465,714
-----------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                1,335,000           1,421,775
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                          1,000,000           1,106,710
-----------------------------------------------------------------------------------------------------------------------------------
North Central, TX, Health Facilities Development Corp. Rev. (Texas Health
Resources System), MBIA, 5%, 2017                                                                     5,000,000           5,162,350
-----------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
System, Inc.), 6%, 2023                                                                               4,000,000           4,376,720
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health
Systems), 5.625%, 2032                                                                                1,490,000           1,633,681
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
Healthcare), 5.75%, 2012(c)                                                                           2,230,000           2,488,769
-----------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023           1,530,000           1,772,658
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority, Health Services Rev.
(Allegheny Delaware Valley), MBIA, 5.875%, 2016                                                       5,000,000           5,107,800
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
Obligated Group), "A", FSA, 5%, 2032                                                                  3,945,000           4,220,637
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
Obligated Group), 6.375%, 2012(c)                                                                     1,730,000           1,976,992
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan
Obligated Group), 6.375%, 2021                                                                          270,000             302,640
-----------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), "B", 6.375%, 2010(c)                 665,000             739,094
-----------------------------------------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), "B", 6.375%, 2022                    335,000             366,493
-----------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016                     770,000             805,420
-----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2012(c)                                                                          2,000,000           2,287,540
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health
Systems, Inc.), "A", 5.625%, 2030                                                                     2,055,000           2,199,775
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                        970,000           1,027,715
-----------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                      1,200,000           1,316,052
-----------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                2,000,000           2,131,000
-----------------------------------------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp. (Texas Health Resources),
MBIA, 5.25%, 2018                                                                                     8,605,000           8,911,338
-----------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                            1,250,000           1,347,125
-----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                         1,595,000           1,779,015
-----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                         2,465,000           2,745,862
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017          520,000             558,106
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021          650,000             691,516
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                          2,000,000           2,322,440
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Healthcare), 5.75%, 2012                                                                              3,000,000           3,246,270
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), 5.25%, 2031                                                                                3,425,000           3,646,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  171,055,078
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Buckner Retirement Facility),
5.25%, 2019                                                                                         $ 2,500,000      $    2,556,450
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A", 5.5%, 2025         930,000             974,222
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    3,530,672
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                         $ 3,500,000      $    3,761,870
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A-2", 5.4%, 2025                                                         $   785,000      $      845,068
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "B", 5%, 2027                                                                 920,000             963,442
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018           1,730,000           1,928,846
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority, TX (Waste Mangement of Texas), "A", 5.2%, 2028                     665,000             704,202
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                 1,500,000           1,661,460
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), 5.2%, 2027                                                                    665,000             701,056
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    6,804,074
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery
(Flour Corp.), 5.625%, 2019                                                                         $ 8,650,000      $    9,083,884
-----------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (FedEx Corp.), 5.05%, 2012                                                  1,400,000           1,485,680
-----------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010                  670,000             675,682
-----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                   3,640,000           3,806,239
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   15,051,485
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012(c)                                                       $ 1,500,000      $    1,697,625
-----------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014                1,400,000           1,538,502
-----------------------------------------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev., "A" (International Paper Co.), 5.125%, 2018                       1,500,000           1,546,290
-----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025         1,250,000           1,356,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    6,139,267
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039                                 $ 1,945,000      $    2,132,809
-----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013(n)                                            2,410,000           2,410,362
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.85%, 2010(c)                                         4,000,000           4,270,920
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.9%, 2010(c)                                          4,500,000           4,811,445
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   13,625,536
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                                                          $   395,000      $      408,169
-----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5.1%, 2046                                                                            995,000           1,027,347
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025          3,500,000           3,594,745
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039              1,145,000           1,193,617
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Housing Development Authority, GNMA, 5.2%, 2038                                              1,200,000           1,246,164
-----------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority (Port Authority - Newark Marine Terminal), MBIA, 5.5%, 2028               785,000             871,169
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025        1,630,000           1,678,330
-----------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River
Development Corp.), FNMA, 4.75%, 2026                                                                 1,130,000           1,163,256
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   11,182,797
-----------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009(c)                                                   $   375,000      $      239,224
-----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009(c)                                                       450,000             268,605
-----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009(c)                                                       975,000             544,177
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,052,006
-----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                                                   $ 8,965,000      $    8,135,110
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5%, 2022                                                                   5,000,000           6,134,500
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                                   4,580,000           5,328,006
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                            3,120,000           3,339,929
-----------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL, Transportation Systems, "N", XLCA, 5%, 2022                                    3,870,000           4,194,383
-----------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax Second
Lien Area B), 5%, 2020                                                                                2,165,000           2,260,065
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   29,391,993
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev.,
"A", GNMA, 6.05%, 2032                                                                              $ 1,600,000      $    1,736,976
-----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                                345,000             345,000
-----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                                  45,000              45,423
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                           575,000             595,286
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                         30,000              30,671
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                            85,000              86,321
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "N", GNMA, 5.75%, 2042                                      4,000,000           4,410,360
-----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                                85,000              85,787
-----------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                      225,000             226,843
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                            385,000             410,841
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                             525,000             535,364
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                              125,000             125,000
-----------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA, 7%, 2031             50,000              50,152
-----------------------------------------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                             1,330,000           1,351,413
-----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
Series 3, GNMA, 6.5%, 2023                                                                              100,000             101,982
-----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
Series 3, GNMA, 5.3%, 2028                                                                              755,000             757,499
-----------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
Series 3, GNMA, 5.4%, 2029                                                                              265,000             276,456
-----------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA, 6.2%, 2034                                 210,000             212,533
-----------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Finance Corp., TX, Single Family Mortgage Backed Securities Rev.,
"A", GNMA, 5.5%, 2038                                                                                 2,715,000           2,909,340
-----------------------------------------------------------------------------------------------------------------------------------
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed
Securities (Mortgage Backed Project) "A", GNMA, 5.65%, 2038                                           1,825,000           1,962,824
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                        245,000             245,000
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Mortgage Backed, "N", GNMA, 5.45%, 2038                              5,000,000           5,377,500
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                     325,000             328,673
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                      785,000             855,281
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                     360,000             387,767
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                    2,115,000           2,350,505
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                  190,000             192,497
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                   660,000             728,171
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                    1,180,000           1,300,808
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 5.5%, 2037                  1,155,000           1,246,106
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027                    985,000           1,042,494
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036                  2,110,000           2,326,486
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                    500,000             554,465
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA, 5.65%, 2036                 1,590,000           1,671,790
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027                   1,145,000           1,200,178
-----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                   915,000             977,458
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   37,041,250
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities
Program, "B", GNMA, 4.45%, 2034                                                                     $ 1,105,000      $    1,105,000
-----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                                 10,295,000           4,793,146
-----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                                 1,670,000             552,854
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                                  235,000             241,775
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                                  135,000             136,080
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                                   285,000             287,420
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                                  270,000             276,985
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                             45,000              46,139
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                            14,000              14,308
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                     805,000             851,432
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                            79,000              81,635
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                             145,000             149,262
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                            595,000             617,777
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                       520,000             532,007
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "C-2", 8.4%, 2021                     115,000             119,157
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Housing Authority Rev. (Single Family), "C", 6.25%, 2037                                     2,000,000           2,187,620
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                 190,000             194,450
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                         380,000             381,877
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033                       655,000             658,923
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                     910,000             910,000
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                                2,440,000           2,519,446
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                                 216,000             228,902
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), "B", GNMA, 6.7%, 2030                                                              720,000             737,129
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 7.45%, 2031                                                                  125,000             130,115
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 6.85%, 2032                                                                  265,000             271,898
-----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 6.75%, 2034                                                                  325,000             342,576
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                               630,000             630,970
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                         330,000             330,851
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                           250,000             250,198
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 6.8%, 2031                                                  625,000             629,888
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                    580,000             597,406
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037                                    1,560,000           1,687,967
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                            210,000             212,230
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                         1,205,000           1,246,741
-----------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                              1,170,000           1,171,182
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C", GNMA, 5.9%, 2035         1,500,000           1,572,285
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma County Home Finance Mortgage Backed, "N", GNMA, 5.4%, 2038                                   1,935,000           2,069,831
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                        170,000             174,094
-----------------------------------------------------------------------------------------------------------------------------------
Oregon Health & Community Services (Single Family Mortgage), "B", 6.25%, 2031                         2,500,000           2,731,625
-----------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                        4,555,000           4,727,498
-----------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                                 1,460,000           1,467,227
-----------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023                       455,000             460,788
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   38,328,694
-----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                       $   500,000      $      500,150
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery
Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                              1,250,000           1,299,138
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden
Haverhill Associates), "A", 6.7%, 2014                                                                2,400,000           2,618,496
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    4,417,784
-----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                                    $ 5,000,000      $    5,459,650
-----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 9.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                              $ 1,610,000      $    1,739,895
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                                1,705,000           1,841,161
-----------------------------------------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011(c)                                 2,750,000           3,011,608
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.125%, 2018(v)                       16,250,000          20,430,800
-----------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010(c)                                          1,000,000           1,099,130
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
0% to 2010, 4.55% to 2022                                                                             3,415,000           2,972,279
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
AMBAC, 0% to 2010, 4.6% to 2023                                                                         995,000             866,247
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "A", 5%, 2045                                                                               2,150,000           2,225,530
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "B", 5.375%, 2010(c)                                                                        4,000,000           4,242,960
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "B", 5.5%, 2013(c)                                                                          3,925,000           4,367,505
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. "B", ETM, 6%, 2007(c)                                               1,495,000           1,501,802
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, 5.75%, 2007(c)                     10,000              10,242
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, "A", 5.75%, 2010                  605,000             619,417
-----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, ETM, 6%, 2007(c)                    5,000               5,024
-----------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035                       7,000,000           7,951,020
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC, ETM, 6.7%, 2016(c)                              26,195,000          30,380,437
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                               5,000,000           5,115,900
-----------------------------------------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California
Department of Transportation), 5.5%, 2014                                                            10,000,000          10,197,800
-----------------------------------------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev., "A", AMBAC, 5.5%, 2027                          2,000,000           2,200,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  100,779,057
-----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                         $ 2,500,000      $    2,668,875
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                          2,800,000           2,992,164
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    5,661,039
-----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                                      $ 3,640,000      $    3,938,953
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                                910,000             960,232
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                             1,640,000           1,778,498
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                                730,000             776,691
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                             1,095,000           1,181,647
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                         2,000,000           2,072,860
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   10,708,881
-----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025                                  $ 1,545,000      $    1,667,503
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                        $ 2,015,000      $    2,158,025
-----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
Backed (Gold Country), 0%, 2033                                                                       5,660,000           1,254,143
-----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                           10,000,000             678,600
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                   955,000           1,020,694
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                         7,515,000             679,055
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033                2,800,000           3,148,320
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 5.3%, 2011(c)          3,000,000           3,192,990
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
to 2007, 5.6% to 2034                                                                                 2,455,000           2,416,776
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                               1,235,000           1,305,593
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                                  2,275,000           2,437,640
-----------------------------------------------------------------------------------------------------------------------------------
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                                1,545,000           1,548,893
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                   1,500,000           1,613,745
-----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                     155,000             171,349
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   21,625,823
-----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B", MBIA, 0%, 2010(c)                    $ 5,000,000      $    2,844,300
-----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                                              3,860,000           3,929,094
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2020(u)                                            10,000,000          10,538,400
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B", AMBAC, 0%, 2018        1,250,000             717,113
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B", AMBAC, 0%, 2019        2,000,000           1,075,980
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "C",
FSA, 0% to 2011, 5.35% to 2016                                                                        1,000,000             904,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   20,009,587
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015(c)                                      $ 2,000,000      $    2,571,760
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., "A", FSA, 5%, 2030                                   2,750,000           2,907,575
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030                                      5,000,000           5,270,350
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013(c)                                  5,600,000           6,061,664
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease
"A", FSA, 6%, 2009(c)                                                                                 1,325,000           1,401,055
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011(u)                              15,000,000          16,307,100
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., Transportation Systems "B", 5.25%, 2007(c)       8,500,000           8,744,800
-----------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., 5.25%, 2013                                         2,420,000           2,481,347
-----------------------------------------------------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax Rev., "C", FSA, 5.25%, 2029                                          2,775,000           3,323,812
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   49,069,463
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University Rev., Housing Systems, "N", AMBAC, 5%, 2036                           $   575,000      $      614,560
-----------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev.,
"B", XLCA, 5.125%, 2034                                                                               2,400,000           2,582,400
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                                  785,000             832,139
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Community College "B", FSA, 5%, 2027                                                 5,000,000           5,334,500
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                     4,975,000           6,331,633
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
Pharmacy), "B", 6.625%, 2010(c)                                                                         350,000             384,626
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University),
6.25%, 2020(u)                                                                                       16,820,000          21,216,916
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Higher Educational Facilities Rev. (Mt. Union College Project), 5%, 2031                           700,000             742,917
-----------------------------------------------------------------------------------------------------------------------------------
Ohio State University, 6%, 2009(c)                                                                      500,000             539,095
-----------------------------------------------------------------------------------------------------------------------------------
Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030                                      605,000             632,618
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design),
"D", XLCA, 5.5%, 2035                                                                                 9,140,000          10,180,589
-----------------------------------------------------------------------------------------------------------------------------------
San Mateo County, CA (Community College District, 2005 Election), "A", MBIA, 0%, 2026                 5,100,000           2,176,833
-----------------------------------------------------------------------------------------------------------------------------------
Texas A&M University, Permanent University Fund, "A", 0%, 2007                                        6,695,000           6,559,694
-----------------------------------------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2010(c)                                          1,000,000           1,080,880
-----------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                 810,000             863,841
-----------------------------------------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev., "A", FGIC, 5.5%, 2012(c)                               3,500,000           3,848,075
-----------------------------------------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2010(c)                                                          500,000             536,475
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   64,457,791
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A", 6%, 2021           $ 1,000,000      $    1,068,990
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032                           $ 3,500,000      $    3,753,610
-----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024                                                1,500,000           1,606,605
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    5,360,215
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                 $ 4,880,000      $    4,928,214
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                          2,285,000           2,365,820
-----------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                                      1,180,000           1,231,531
-----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, District Pollution Control Rev., "N", AMBAC, 4.4%, 2030                         3,840,000           3,839,846
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008                     3,000,000           3,159,570
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev.
(Connecticut Light & Power), 5.9%, 2016                                                               3,500,000           3,583,055
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev.
(Connecticut Light & Power), 5.9%, 2018                                                               1,000,000           1,053,430
-----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                                 1,500,000           1,592,145
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   21,753,611
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 14.0%
-----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                                $ 2,500,000      $    2,904,925
-----------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                      1,090,000           1,174,181
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014(c)                                   145,000             173,189
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                                    8,000,000           9,561,920
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM, 6.5%, 2017(c)                              365,000             436,003
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii Department Budget & Finance Rev., "B" (Electric Co. & Subsidiary), XLCA, 5%, 2022              4,000,000           4,193,960
-----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009(c)                                               9,000,000           9,550,890
-----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014(c)                                             28,220,000          29,410,884
-----------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, Rev., "A", 6.15%, 2014                                                  230,000             234,911
-----------------------------------------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013                4,000,000           4,558,440
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.625%, 2014                                        7,735,000           7,900,761
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.7%, 2013                                          7,000,000           7,150,430
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                          9,250,000          11,442,528
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                            1,500,000           1,631,145
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2019(u)                    7,000,000           7,585,060
-----------------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013                                               4,000,000           4,636,720
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                               4,150,000           5,208,707
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, FSA, 5.25%, 2016(u)                                             6,000,000           6,247,140
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Rev., FSA, 5.25%, 2015(u)                                 5,000,000           5,197,350
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                                        1,000,000           1,069,670
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                       8,500,000           8,966,735
-----------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2036                     4,200,000           4,443,222
-----------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2014                    8,000,000           8,222,240
-----------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016                         5,145,000           6,502,148
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  148,403,159
-----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010(c)                                    $ 1,055,000      $    1,153,548
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010(c)                                   1,000,000           1,093,410
-----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                                   920,000           1,003,067
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                         390,000             406,669
-----------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                                  1,730,000           1,883,918
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    5,540,612
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $1,111,671,329
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "B", 3.5%, due 12/07/06                                                                  $    50,000      $       50,000
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "D", 3.5%, due 12/07/06                                                                      700,000             700,000
-----------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.23%, due 12/07/06                          300,000             300,000
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Rev., 3.42%, due 12/06/06                                        3,470,000           3,470,000
-----------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
Center), 3.65%, due 12/01/06                                                                            700,000             700,000
-----------------------------------------------------------------------------------------------------------------------------------
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light Co.),
"B", 3.5%, due 12/06/06                                                                               1,800,000           1,800,000
-----------------------------------------------------------------------------------------------------------------------------------
State of Oregon, 3.46%, due 12/06/06                                                                  1,740,000           1,740,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    8,760,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $1,120,431,329
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.7)%                                                                                 (60,144,036)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $1,060,287,293
-----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of November 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,111,671,329 and 99.22% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,410,362, representing 0.2% of net assets.
(u) Underlying security in self-deposited inverse floater structure.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:
BMA        Bond Market Assn.
ETM        Escrowed to Maturity

Insurers
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC                AMBAC Indemnity Corp.
FGIC                 Financial Guaranty Insurance Co.
FHA                  Federal Housing Administration
FNMA                 Federal National Mortgage Assn.
FSA                  Financial Security Assurance Inc.
GNMA                 Government National Mortgage Assn.
MBIA                 MBIA Insurance Corp.
PSF                  Permanent School Fund
XLCA                 XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                             $970,925,734
                                                           ============
Gross unrealized appreciation                              $ 84,717,386
Gross unrealized depreciation                                  (741,791)
                                                           ------------
      Net unrealized appreciation (depreciation)           $ 83,975,595
                                                           ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS

                                                                                     UNREALIZED
                  NOTIONAL                    CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION         AMOUNT     COUNTERPARTY    TO RECEIVE           TO PAY          (DEPRECIATION)
-------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
  12/1/07  USD  27,000,000    Merril Lynch    7-Day BMA     2.795% (fixed rate)       $228,401

At November 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 18, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 18, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 18, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.